Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Assets:
Cash and marketable securities held in Trust Account	$ 168,384,949	$ 174,284,387	$ 174,734,722	$ 174,745,646	$ 173,994,583	$ 173,580,367	$ 172,718,104
Liabilities:
Warrants	1,112,300	$ 516,425	$ 278,075	$ 175,925	181,600	$ 158,900	$ 105,518
Recurring Basis | Level 1
Assets:
Cash and marketable securities held in Trust Account	168,384,949				173,994,583
Recurring Basis | Level 2
Liabilities:
Warrants	$ 1,112,300				$ 181,600